Financial Risk Management - Schedule of assets at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1
Financial instruments and financial risk management
Non-current financial assets	$ 10,022	$ 14,880	$ 15,528
Cash and cash equivalents	2,541,112	1,394,409	1,678,100
Assets carried at fair value	2,551,134	1,409,289	1,693,628
Level 2
Financial instruments and financial risk management
Non-current financial assets	0	0	0
Cash and cash equivalents	0	0	0
Assets carried at fair value	0	0	0
Level 3
Financial instruments and financial risk management
Non-current financial assets	37,130	25,549	21,715
Cash and cash equivalents	0	0	0
Assets carried at fair value	$ 37,130	$ 25,549	$ 21,715